Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 39.5%
Bank Aladin Syariah Tbk PT(a)	21,044,500	$1,181,423
Bank Central Asia Tbk PT	115,901,990	57,714,582
Bank Jago Tbk PT(a)	11,224,100	1,369,762
Bank Mandiri Persero Tbk PT	79,973,520	23,229,252
Bank Negara Indonesia Persero Tbk PT	33,362,616	8,546,113
Bank Rakyat Indonesia Persero Tbk PT	144,848,354	32,084,772
Bank Tabungan Negara Persero Tbk PT	18,083,526	1,299,824
		125,425,728
Beverages — 0.2%
Sariguna Primatirta Tbk. PT	16,550,400	501,987
Broadline Retail — 3.5%
Bukalapak.com PT Tbk(a)	156,656,500	1,591,369
GoTo Gojek Tokopedia Tbk PT(a)	2,021,302,800	7,765,228
Mitra Adiperkasa Tbk PT	24,560,200	1,815,817
		11,172,414
Capital Markets — 0.7%
Pacific Strategic Financial Tbk PT(a)	24,369,600	2,231,380
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		2,231,380
Chemicals — 3.8%
Avia Avian Tbk PT	33,353,800	921,810
Barito Pacific Tbk PT(a)	30,569,055	6,581,688
Chandra Asri Pacific Tbk PT	8,356,352	3,713,138
ESSA Industries Indonesia Tbk PT	22,470,000	837,119
		12,053,755
Construction & Engineering — 0.2%
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	335,190
Wijaya Karya Persero Tbk PT(a)(b)	20,339,300	199,302
		534,492
Construction Materials — 1.0%
Indocement Tunggal Prakarsa Tbk PT	3,768,544	1,489,199
Semen Indonesia Persero Tbk PT	10,289,541	1,798,851
		3,288,050
Consumer Finance — 0.3%
BFI Finance Indonesia Tbk PT	22,046,000	992,765
Consumer Staples Distribution & Retail — 1.7%
Midi Utama Indonesia Tbk PT	27,618,000	626,815
Sumber Alfaria Trijaya Tbk PT	43,196,800	4,674,041
		5,300,856
Diversified Telecommunication Services — 7.1%
Dayamitra Telekomunikasi PT	11,481,200	420,507
Inovisi Infracom Tbk PT, NVS(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	45,736,300	1,497,051
Telkom Indonesia Persero Tbk PT	97,571,590	20,741,149
		22,658,707
Entertainment — 1.1%
MD Entertainment Tbk PT(a)	6,323,920	3,009,130
MNC Digital Entertainment Tbk PT(a)	12,194,500	304,588
		3,313,718
Food Products — 4.9%
Astra Agro Lestari Tbk PT	786,500	357,715
Charoen Pokphand Indonesia Tbk PT	17,573,625	4,887,688
Cisarua Mountain Dairy PT TBK	4,116,700	1,532,485
Dharma Satya Nusantara Tbk PT	3,687,600	375,292
Indofood Sukses Makmur Tbk PT	10,347,330	4,569,232
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT	17,223,000	2,526,123
Security	Shares	Value
Food Products (continued)
Sawit Sumbermas Sarana Tbk PT	10,744,500	$1,028,969
Triputra Agro Persada PT	3,953,600	401,176
		15,678,680
Gas Utilities — 0.9%
Perusahaan Gas Negara Tbk PT	25,963,107	2,816,104
Health Care Providers & Services — 1.2%
Medikaloka Hermina Tbk PT	21,403,100	1,801,311
Mitra Keluarga Karyasehat Tbk PT	12,311,800	1,833,279
		3,634,590
Independent Power and Renewable Electricity Producers — 1.1%
Barito Renewables Energy Tbk PT	6,274,700	3,615,760
Industrial Conglomerates — 4.0%
Astra International Tbk PT	31,814,430	12,531,711
Marine Transportation — 0.4%
Transcoal Pacific Tbk PT	2,856,500	1,290,613
Media — 0.9%
Elang Mahkota Teknologi Tbk PT	35,091,100	2,583,493
Solusi Sinergi Digital Tbk PT	1,811,800	406,670
		2,990,163
Metals & Mining — 9.5%
Amman Mineral Internasional PT(a)	27,744,884	11,005,126
Aneka Tambang Tbk	20,848,054	3,643,513
Bumi Resources Minerals Tbk PT(a)	138,453,000	8,130,584
Merdeka Copper Gold Tbk PT(a)	24,645,106	3,380,172
Petrosea Tbk PT	4,737,400	2,848,436
Vale Indonesia Tbk PT	5,581,400	1,281,740
		30,289,571
Oil, Gas & Consumable Fuels — 11.4%
Adaro Andalan Indonesia PT	1,720,000	774,542
AKR Corporindo Tbk PT	22,335,900	1,662,897
Alamtri Resources Indonesia Tbk PT	24,498,639	2,665,419
Bukit Asam Tbk PT	12,346,300	1,713,033
Bumi Resources Tbk PT(a)	305,511,300	4,487,075
Dian Swastatika Sentosa Tbk PT(a)	1,784,600	11,781,253
Energi Mega Persada Tbk PT, NVS(a)	15,157,800	896,771
Indo Tambangraya Megah Tbk PT	1,018,200	1,348,877
Medco Energi Internasional Tbk PT	20,846,186	1,660,025
Petrindo Jaya Kreasi Tbk PT	40,137,600	6,465,958
Raharja Energi Cepu PT	829,600	605,653
Rukun Raharja Tbk PT	1,293,800	513,939
Sekawan Intipratama Tbk PT, NVS(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
United Tractors Tbk PT	880,696	1,482,649
		36,058,091
Paper & Forest Products — 1.7%
Indah Kiat Pulp & Paper Tbk PT	6,361,500	3,354,806
Pabrik Kertas Tjiwi Kimia Tbk PT	4,182,900	1,903,225
		5,258,031
Personal Care Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	30,780,137	1,007,215
Pharmaceuticals — 1.0%
Kalbe Farma Tbk PT	45,698,285	3,297,547
Real Estate Management & Development — 1.3%
Bumi Serpong Damai Tbk PT(a)	18,738,122	1,059,197
Ciputra Development Tbk PT	28,307,613	1,479,503

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Hanson International Tbk PT, NVS(a)(b)	372,896,535	$—
MNC Tourism Indonesia Tbk PT(a)	43,290,000	350,895
Pakuwon Jati Tbk PT	54,778,877	1,256,411
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
		4,146,006
Specialty Retail — 0.6%
Aspirasi Hidup Indonesia Tbk PT	27,255,979	684,059
Map Aktif Adiperkasa PT	27,745,200	1,250,423
		1,934,482
Tobacco — 0.4%
Gudang Garam Tbk PT	1,316,500	1,177,775
Transportation Infrastructure — 0.4%
Jasa Marga Persero Tbk PT	6,478,708	1,350,431
Wireless Telecommunication Services — 0.8%
XLSMART Telecom Sejahtera Tbk. PT	14,600,200	2,533,448
Total Long-Term Investments — 99.9% (Cost: $406,328,856)		317,084,070
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	160,000	$160,000
Total Short-Term Securities — 0.0% (Cost: $160,000)		160,000
Total Investments — 99.9% (Cost: $406,488,856)		317,244,070
Other Assets Less Liabilities — 0.1%		165,301
Net Assets — 100.0%		$317,409,371

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$240,000	$—	$(80,000)(a)	$—	$—	$160,000	160,000	$2,542	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Indonesia ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$35,151,735	$281,397,843	$534,492	$317,084,070
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$35,311,735	$281,397,843	$534,492	$317,244,070

Portfolio Abbreviation
NVS	Non-Voting Shares